Prepayment, Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment, Deposits and Other Receivables [Abstract]
Schedule of Prepayment, Deposits and Other Receivables
	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Prepaid expenses	$63,080	$37,488
Other receivables	30,561	58,083
Other deposits	166,739	36,298
Total	$260,380	$131,869